Income tax benefit/(expense) - Tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit/(expense)
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Loss before income tax	¥ 1,762,236	¥ 1,163,816	¥ 976,633
Tax calculated at PRC statutory income tax rate of 25%	440,559	290,954	244,158
Differential of income tax rates applicable to subsidiaries	(120,179)	(179,909)
Expense not deductible for tax purposes	(53,578)	(85,795)	(2,909)
Incomes not subject to tax	9,022	7,549
Tax losses and temporary differences for which no deferred income tax asset was recognized	(170,868)	(221)
Deferred tax assets recognized for previously unrecognized tax losses and temporary differences			128,428
Derecognization of deferred tax assets on tax losses	(40,668)	(60,337)
Additional deductible allowance for research and development expenses	2,936	407
Adjustments for current tax of prior periods		883
Utilization of previously unrecognized tax losses	7,700
Income tax benefit/(expense)	¥ 74,924	¥ (26,469)	¥ 369,677